RELATED PARTY INFORMATION (Tables)	6 Months Ended
Jun. 30, 2019
Related Party Transactions [Abstract]
Summary of Related Party Transactions	These transactions primarily affected revenues, finance and interest income, cost of goods sold, trade receivables and payables and are presented as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2019	2018	2019	2018
	(in millions)		(in millions)
Net sales	$251	$325	$502	$644
Cost of goods sold	$150	$148	$256	$243

	June 30, 2019	December 31, 2018
	(in millions)
Trade receivables	$141	$107
Trade payables	$92	$103

These transactions with FCA are reflected in the Company’s condensed consolidated financial statements as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2019	2018	2019	2018
	(in millions)		(in millions)
Net sales	$202	$197	$362	$396
Cost of goods sold	$83	$126	$196	$262
Selling, general and administrative expenses	$35	$38	$68	$76

	June 30, 2019	December 31, 2018
	(in millions)
Trade receivables	$10	$10
Trade payables	$84	$118